UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2012

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847)520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             11/14/2012
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     35
Form 13F Information Table Value Total:               $191,037
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/2012

                         TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

Abbott Labs		COM		002824100     4737    69100	SH	 Sole				   69100
Anheuser-Busch InBev NV	SPONSORED ADR	03524a108     6869    79950	SH	 Sole				   79950
Apple Inc		COM		037833100    13060    19577	SH	 Sole				   19577
Celgene Corp		COM		151020104     5482    71750	SH	 Sole				   71750
Dish Network Corp	CL A		25470m109     3211   104900	SH	 Sole				  104900
IBM Corp		COM		459200101    10869    52391	SH	 Sole				   52391
J P Morgan Chase Co	COM		46625h100     2959    73096	SH	 Sole				   73096
Macy's Inc.		COM		55616p104     1962    52150	SH	 Sole				   52150
Merck & Co Inc		COM		58933y105     4482    99400	SH	 Sole				   99400
Powershares QQQ Tr	UNIT SER1	73935a104     5187    75650	SH	 Sole				   75650
Rydex S&P 500 Eq Wghtd	GUG S&P
			  500 EQ WT	78355W106      853    16340	SH	 Sole				   16340
SPDR Homebuilders 	S&P HOMEBUILD	78464a888     5537   223000	SH	 Sole				  223000
SPDR Index Dow
  Jones Intl Real	DJ INTL RL ETF	78463X863      230     5870	SH	 Sole				    5870
SPDR Materials		SBI MATERIALS	81369y100     5627   152900	SH	 Sole				  152900
SPDR Retail 		S&P RETAIL ETF	78464a714     8964   142850	SH	 Sole				  142850
SPDR S&P MidCap 400 	UTSER1 S&PDCRP	78467y107    21752   120896	SH	 Sole				  120896
Southwest Airlines Co	COM		844741108      997   113700	SH	 Sole				  113700
U.S. Silica
  Holdings Inc		COM		90346E103      546    40300	SH	 Sole				   40300
Universal Health Svcs	CL B		913903100     2675    58500	SH	 Sole				   58500
Vanguard Dividend
  Appreciation		DIV APP ETF	921908844      547     9165	SH	 Sole				    9075
Vanguard Health
  Care ETF		HEALTH CAR ETF	92204A504      218     2975	SH	 Sole				    2975
Walt Disney		COM		254687106     6038   115500	SH	 Sole				  115500
Waste Connections Inc	COM		941053100     1899    62769	SH	 Sole				   62769
Xylem Inc		COM		98419m100     1358    54000	SH	 Sole				   54000
iShares Brclys
  1-3 Yr Credit B	BARCLYS 1-3YR	464288646     5147    48670	SH	 Sole				   48670
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    14780   131435	SH	 Sole				  131435
iShares High Yield
  Corp Bond F		HIGH YLD CORP	464288513     7448    80695	SH	 Sole				   80695
iShares JPMorgan
  USD Emerging 		JPMORGAN USD	464288281      109      900	SH	 Sole				     900
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234    11322   273970	SH	 Sole				  273970
iShares Russell 2000	RUSSELL 2000	464287655    19280   231070	SH	 Sole				  231070
iShares S & P
  Midcap Gro		S&P MC 400 GRW	464287606      297     2650	SH	 Sole				    2650
iShares S&P 100
  Index Fd		S&P 100 IDX FD	464287101     1964    29550	SH	 Sole				   29550
iShares S&P 600 Index	S&P SMLCAP 600	464287804	79     1020	SH	 Sole				    1020
iShares S&P
  Smallcap 600 Growt	S&P SMLCP GROW	464287887      222     2650	SH	 Sole				    2650
iShares US Real Estate	DJ US REAL EST	464287739    14331   222600	SH	 Sole				  222600

REPORT SUMMARY 		35 DATA RECORDS		    191037		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

